Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
NOTE 20	Income Taxes

The provision for income taxes includes income taxes currently payable and those deferred because of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities.

The components of income tax expense included in the Consolidated Statements of Income were as follows:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Current income tax expense:
Federal	$98,153	83,518	98,802
State	2,572	4,666	4,221
Foreign	14,092	12,922	8,682

Total current income tax expense	114,817	101,106	111,705

Deferred income tax expense (benefit):
Federal	1,395	3,126	(2,970)
State	411	61	(643)
Foreign	(1,521)	(1,696)	(2,004)

Total deferred income tax expense (benefit)	285	1,491	(5,617)

Total income tax expense	$115,102	102,597	106,088

	Years Ended December 31,
(in thousands)	2012	2011	2010
Components of income before income tax expense :
Domestic	$320,581	279,416	286,490
Foreign	34,273	37,135	21,322

Total income before income tax expense	$354,854	316,551	307,812

Income tax expense differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to income before income taxes, noncontrolling interest and equity in income of equity investments as a result of the following:

	Years Ended December 31,
(in thousands)	2012	2011	2010
Computed “expected” income tax expense	$124,199	110,793	107,734
Increase (decrease) in income tax expense resulting from:
International tax rate differential	2,781	1,831	(4,376)
State income tax expense (benefit), net of federal income tax effect	2,143	3,164	2,326
Increase in valuation allowance	193	3,773	2,564
Tax credits	(3,762)	(9,044)	(2,824)
Deduction for domestic production activities	(5,727)	(5,524)	—
Permanent differences and other, net	(4,725)	(2,396)	664

Total income tax expense	$115,102	102,597	106,088

Temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities that give rise to significant portions of the net deferred tax liability at December 31, 2012 and 2011 relate to the following:

	At December 31,
(in thousands)	2012	2011
Deferred income tax assets:
Net operating loss and income tax credit carryforwards	$24,405	25,937
Allowances for doubtful accounts and billing adjustments	644	1,113
Deferred revenue	18,645	19,031
Purchase accounting adjustments	—	15,889
Other, net	41,348	37,123

Total deferred income tax assets	85,042	99,093
Less valuation allowance for deferred income tax assets	(19,400)	(19,207)

Net deferred income tax assets	65,642	79,886

Deferred income tax liabilities:
Excess tax over financial statement depreciation	(36,682)	(42,351)
Computer software development costs	(39,637)	(40,339)
Purchase accounting adjustments	(4,514)	—
Foreign currency translation	(8,574)	(6,432)
Other, net	(9,150)	(6,712)

Total deferred income tax liabilities	(98,557)	(95,834)

Net deferred income tax liabilities	$(32,915)	(15,948)

Total net deferred tax assets (liabilities):
Current	$9,825	12,872
Noncurrent	(42,740)	(28,820)

Net deferred income tax liability	$(32,915)	(15,948)

As of December 31, 2012, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carryforwards of $13.4 million, $1.9 million and $9.1 million, respectively. As of December 31, 2011, TSYS had recognized deferred tax assets from net operating losses, capital losses and federal and state income tax credit carry forwards of $15.5 million, $1.9 million and $8.5 million, respectively. Some of the net operating losses and some of the tax credits began expiring in 2012.

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Management believes it is more likely than not that TSYS will realize the benefits of these deductible differences, net of existing valuation allowances. The valuation allowance for deferred tax assets was $19.4 million and $19.2 million at December 31, 2012 and 2011, respectively. The increase in the valuation allowance for deferred income tax assets was $0.2 million for 2012. The increase in the valuation allowance for deferred income tax assets was $3.8 million for 2011. The increase relates to foreign losses and state tax credits, which more likely than not, will not be realized in later years.

TSYS has adopted the permanent reinvestment exception under ASC 740, “Income Taxes,” with respect to future earnings of certain foreign subsidiaries. As a result, TSYS considers foreign earnings related to these foreign operations to be permanently reinvested. No provision for U.S. federal and state incomes taxes has been made in our consolidated financial statements for those non-U.S. subsidiaries whose earnings are considered to be reinvested. The amount of undistributed earnings considered to be “reinvested” which may be subject to tax upon distribution was approximately $70.1 million at December 31, 2012. Although TSYS does not intend to repatriate these earnings, a distribution of these non-U.S. earnings in the form of dividends, or otherwise, would subject the Company to both U.S. federal and state income taxes, as adjusted for non-U.S. tax credits, and withholding taxes payable to the various non-U.S. countries. Determination of the amount of any unrecognized deferred income tax liability on these undistributed earnings is not practicable.

TSYS is the parent of an affiliated group that files a consolidated U.S. federal income tax return and most state and foreign income tax returns on a separate entity basis. In the normal course of business, the Company is subject to examinations by these taxing authorities unless statutory examination periods lapse. TSYS is no longer subject to U.S. federal income tax examinations for years before 2008 and with few exceptions, the Company is no longer subject to income tax examinations from state and local or foreign tax authorities for years before 2005. There are currently federal income tax examinations in progress for the years 2008 and 2009. Additionally, a number of tax examinations are in progress by the relevant state tax authorities. Although TSYS is unable to determine the ultimate outcome of these examinations, TSYS believes that its liability for uncertain tax positions relating to these jurisdictions for such years is adequate.

TSYS adopted the provisions of ASC 740 on January 1, 2007 which prescribes a recognition threshold and measurement attribute for the financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. During the year ended December 31, 2012, TSYS increased its liability for prior year uncertain income tax positions as a discrete item by a net amount of approximately $1.9 million (net of the federal tax effect). This increase resulted from tax positions taken on amended returns for the years 2008 and 2009. The Company is not able to reasonably estimate the amount by which the liability will increase or decrease over time; however, at this time, the Company does not expect any significant changes related to these obligations within the next twelve months.

A reconciliation of the beginning and ending amount of unrecognized tax liabilities is as follows (1):

(in millions)	Year Ended December 31, 2012
Beginning balance	$5.7
Current activity:
Additions based on tax positions related to current year	1.4
Additions for tax positions of prior years	2.0
Reductions for tax positions of prior years	(0.1)
Settlements	—

Net, current activity	3.3

Ending balance	$9.0

(1)	Unrecognized state tax liabilities are not adjusted for the federal tax impact.

TSYS recognizes potential interest and penalties related to the underpayment of income taxes as income tax expense in the Consolidated Statements of Income. Gross accrued interest and penalties on unrecognized tax benefits totaled $0.9 million and $0.6 million as of December 31, 2012 and December 31, 2011, respectively. The total amounts of unrecognized income tax benefits as of December 31, 2012 and December 31, 2011 that, if recognized, would affect the effective tax rates are $8.8 million and $5.4 million (net of the federal benefit on state tax issues), respectively, which includes interest and penalties of $0.7 million and $0.5 million, respectively.